Annual Total Returns[BarChart] - Emerging Markets Equity Fund - Investor	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.50%)	(4.38%)	(19.14%)	13.20%	35.37%	(20.49%)	19.64%	21.60%